11. INTANGIBLE ASSETS (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Goodwill	R$ 3,590,931	R$ 3,590,931
Trademarks	150,009	134,137
Total	3,740,940	3,725,068
Packaging
Disclosure of detailed information about intangible assets [line items]
Goodwill	158,748	158,748
Trademarks
Total	158,748	158,748
Long steel
Disclosure of detailed information about intangible assets [line items]
Goodwill	235,595	235,595
Trademarks	150,009	134,137
Total	385,604	369,732
Mining
Disclosure of detailed information about intangible assets [line items]
Goodwill	3,196,588	3,196,588
Trademarks
Total	R$ 3,196,588	R$ 3,196,588